Financial instruments - Schedule of Interest Rate Derivatives (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of asset and liability derivatives:
Fair value of financial instruments asset	$ 41,031
Fair value of financial instruments liability	606,740	564,490
Loss recognized in income on derivatives:
Change in fair value of financial instruments	(135,998)	(281,027)	(241,033)
Interest expense [Member]
Loss reclassified from AOCI into income:
Depreciation / Interest expense	(8,310)	(11,670)	(12,797)
Depreciation [Member]
Loss reclassified from AOCI into income:
Depreciation / Interest expense	$ (836)	$ (505)	$ (289)